Vessel Purchase Prepayments - Narrative (Details) $ in Thousands	1 Months Ended				3 Months Ended	8 Months Ended	12 Months Ended
	Aug. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Oct. 31, 2018 USD ($) vessel	May 31, 2018 USD ($) vessel	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Property, Plant and Equipment [Line Items]
Equipment prepayment, amount due							$ 937,000
Transfer to vessels and equipment							72,000	$ 0
Flex Aurora and Flex Amber
Property, Plant and Equipment [Line Items]
Number of equipment units to be acquired through agreement | vessel				2
Prepaid equipment cost per vessel				$ 184,000
Equipment prepayment amount						$ 36,800
Equipment prepayment percentage of cost					20.00%	20.00%		20.00%
Equipment prepayment, amount due							$ 147,200
Flex Freedom, Flex Reliance, Flex Resolute, Flex Vigilant, and Flex Volunteer
Property, Plant and Equipment [Line Items]
Number of equipment units to be acquired through agreement | vessel			5
Prepaid equipment cost per vessel			$ 180,000
Equipment prepayment percentage of cost					30.00%	30.00%		30.00%
Three Vessels
Property, Plant and Equipment [Line Items]
Equipment prepayment amount					$ 55,800
Equipment prepayment, amount due					$ 130,200	$ 130,200		$ 130,200
Additional cost per vessel			$ 6,000
Vessels impacted by additional cost | vessel			3
Two Vessels
Property, Plant and Equipment [Line Items]
Number of equipment units to be acquired through agreement | vessel					2
Equipment prepayment amount					$ 54,000
Equipment prepayment, amount due					$ 126,000	$ 126,000		$ 126,000
Flex Constellation
Property, Plant and Equipment [Line Items]
Transfer to vessels and equipment		$ 36,000
Flex Courageous
Property, Plant and Equipment [Line Items]
Transfer to vessels and equipment	$ 36,000